Cash position	6 Months Ended
Jun. 30, 2020
Cash position
Cash position

Cash position

Cash and cash equivalents and current financial investments totaled €5,566.5 million on June 30, 2020 (€5,780.8 million on December 31, 2019).

A net decrease of €214.3 million in cash and cash equivalents and current financial investments was recorded during the first six months of 2020, compared to a net decrease of €142.9 million during the first six months of 2019. This net decrease was composed of (i) €230.5 million of operational cash burn, (ii) €23.3 million of cash proceeds from capital and share premium increases from exercise of subscription rights in the first six months of 2020, and (iii) €7.1 million of negative changes in (fair) value of current financial investments and unrealized positive exchange rate differences.

The operational cash burn (or operational cash flow if this performance measure is positive) is a financial measure that is not calculated in accordance with IFRS. Operational cash burn/ cash flow is defined as the increase or decrease in our cash and cash equivalents (excluding the effect of exchange rate differences on cash and cash equivalents), minus:

i.the net proceeds, if any, from share capital and share premium increases included in the net cash flows generated / used (–) in financing activities

ii.the net proceeds or cash used, if any, in acquisitions or disposals of businesses; the movement in restricted cash and movement in current financial investments, if any, included in the net cash flows generated / used (–) in investing activities.

This alternative performance measure is in our view an important metric for a biotech company in the development stage.

The following table represents a reconciliation of the operational cash burn:

	Six months ended June 30,
	2020	2019
	(Euro, in thousands)
Increase/decrease (-) in cash and cash equivalents (excluding effect of exchange differences)	€523,222	€(144,740)
Minus:
Net proceeds from capital and share premium increases	(23,268)	(7,805)
Net sale of current financial investments	(730,439)	—
Total operational cash burn	(230,486)	€(152,545)

Cash and cash equivalents and current financial investments comprised cash at banks, short-term bank deposits, treasury bills and money market funds. The short-term bank deposits and money market funds are readily convertible to cash and are subject to an insignificant risk of changes in value. Our cash management strategy may allow short term deposits with an original maturity exceeding three months while monitoring all liquidity aspects. Cash and cash equivalents comprised €1,169.2 million of term deposits that are available upon maximum three month notice period. Cash at banks were mainly composed of savings accounts and current accounts. We maintain our bank deposits in highly rated financial institutions to reduce credit risk.

Cash invested in highly liquid money market funds represented €1,439.6 million and are presented as current financial investments on June 30, 2020 because we are not using them for meeting short-term cash commitments. Since 2020, the current financial investments also include treasury bills, amounting to €1,742.6 million on June 30, 2020.

	June 30,	December 31,
	2020	2019
	(Euro, in thousands)
Cash at banks	€1,214,975	€907,939
Term deposits	1,169,245	953,677
Total cash and cash equivalents	€2,384,220	€1,861,616

On June 30, 2020, our cash and cash equivalents and current financial investments included $1,459.8 million held in U.S. dollars ($1,507.4 million on December 31, 2019) which could generate foreign exchange gains or losses in our financial results in accordance with the fluctuation of the EUR/U.S. dollar exchange rate as our functional currency is EUR. The foreign exchange loss (-)/gain in case of a 10% change in the EUR/U.S. dollar exchange rate amounts to €130.4 million.

Finally, our balance sheet held R&D incentives receivables from the French government (Crédit d’Impôt Recherche), to be received in four yearly tranches, and R&D incentives receivables from the Belgian Government, for a total of €116.6 million as at June 30, 2020.